Note 6 - Investment Securities Available for Sale - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due after ten years, amortized cost	$ 3,000
Due after ten years, fair value	2,970
Total, amortized cost	3,000	$ 4,004
Total, fair value	$ 2,970	$ 4,033